                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06403
                                  ---------------------------------------------

                  Morgan Stanley Emerging Markets Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                           SEMI-ANNUAL REPORT

MORGAN STANLEY EMERGING MARKETS FUND, INC.
                                                           JUNE 30, 2003

DIRECTORS
MICHAEL BOZIC              RONALD E. ROBISON
CHARLES A. FIUMEFREDDO     EXECUTIVE VICE PRESIDENT
EDWIN J. GARN              AND PRINCIPAL EXECUTIVE
WAYNE E. HEDIEN            OFFICER
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON      JOSEPH McALINDEN
JOSEPH J. KEARNS           VICE PRESIDENT
MICHAEL NUGENT
PHILIP J. PURCELL          BARRY FINK
FERGUS REID                VICE PRESIDENT

OFFICERS                   STEFANIE V. CHANG
CHARLES A. FIUMEFREDDO     VICE PRESIDENT
CHAIRMAN OF THE BOARD
                           JAMES W. GARRETT          [MORGAN STANLEY LOGO]
MITCHELL M. MERIN          TREASURER AND CHIEF
PRESIDENT                  FINANCIAL OFFICER

                           MICHAEL LEARY             MORGAN STANLEY
                           ASSISTANT TREASURER       EMERGING MARKETS FUND, INC.

                           MARY E. MULLIN
                           SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116


FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE PER
SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726 OR
VISIT OUR WEBSITE AT
www.morganstanley.com/im.

                                                     MORGAN STANLEY
                                                     INVESTMENT MANAGEMENT INC.
(C) 2003 MORGAN STANLEY                              INVESTMENT ADVISER

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      Overview

LETTER TO STOCKHOLDERS

PERFORMANCE

For the six months ended June 30, 2003, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return of 15.22%, compared to 15.90% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (the "Index"). On June 30, 2003, the closing price of the Fund's shares on the New York Stock Exchange was $9.75, representing a 16.1% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - Global emerging markets performance hampered earlier in the year by concerns over war and high price of oil rebounded in the second quarter.

   - Investor sentiment worldwide appeared to improve during the most recent quarter as expectations for better economic growth grew following the successful U.S. campaign in Iraq, and the subsequent easing in the price of oil.

   - All emerging markets regions experienced strong double-digit gains with particular strength in Latin America as Brazil outperformed given reduced political and debt concerns. Asia also performed well as the threat of Severe Acute Respiratory Syndrome (SARS) eased for most markets in the region at mid-year. Meanwhile, oil-producing countries continued to benefit from firm oil prices.

   - All sectors were positive performers with particular strength in health care (+43.6%, Index return), utilities (+28.2%), and energy (+26.1%).

   - In terms of relative performance, stock selection was positive while country allocation was mixed. Stock selection in Asia was a strong contributor during the quarter particularly in South Korea, India and Indonesia. Country overweights in Indonesia and Russia coupled with an underweight stance in Malaysia also added to relative performance.

   - Primary detractors to performance during the period in review were stock selection in Thailand (primarily due to stock selection within banking and airline stocks) and Israel.

MANAGEMENT STRATEGIES

   - In terms of portfolio positioning, we continued to focus on countries where gross domestic product (GDP) growth, fiscal policy and reform agendas remain strong, and on companies that exhibited strong management and earnings visibility.

   - Our key overweight positions going into July are in Russia, South Africa, Indonesia and Thailand. China, Malaysia and Israel are our largest underweight countries.


Sincerely,


/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

                                                                   July 2003

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS

                                                                                          VALUE
                                                             SHARES                       (000)
-----------------------------------------------------------------------------------------------
COMMON STOCKS (95.1%)
(UNLESS OTHERWISE NOTED)
===============================================================================================
ARGENTINA (0.2%)
ENERGY EQUIPMENT & SERVICES
  Tenaris SA ADR                                             16,600(a)           $          423
===============================================================================================
BRAZIL (7.1%)
BANKS
  Banco Bradesco SA ADR                                      24,573                         459
  Banco Itau SA                                           4,143,000                         279
  Banco Itau SA ADR                                          38,910                       1,319
  Banco Nacional SA (Preferred)                          61,598,720(a),(b)                   --@
-----------------------------------------------------------------------------------------------
                                                                                          2,057
-----------------------------------------------------------------------------------------------
BEVERAGES
  AmBev (Preferred) ADR                                     124,389                       2,531
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Tele Norte Leste
    Participacoes SA
    (Preferred) ADR                                          50,200                         586
  Tele Norte Leste
    Participacoes SA
    (Preferred)                                          32,887,000                         385
-----------------------------------------------------------------------------------------------
                                                                                            971
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  CEMIG (Preferred)                                      13,322,000                         124
  CEMIG ADR                                                  22,900                         211
-----------------------------------------------------------------------------------------------
                                                                                            335
-----------------------------------------------------------------------------------------------
METALS & MINING
  CSN ADR                                                    25,500                         633
  CVRD (Preferred) ADR                                       74,813                       2,076
  CVRD ADR                                                    9,800                         291
-----------------------------------------------------------------------------------------------
                                                                                          3,000
-----------------------------------------------------------------------------------------------
MULTILINE RETAIL
  Lojas Arapua SA (Preferred)                            30,412,000(a),(b)                   --@
  Lojas Arapua SA GDR                                        31,540(a),(b)                   --@
-----------------------------------------------------------------------------------------------
                                                                                             --@
-----------------------------------------------------------------------------------------------
OIL & GAS
  Petrobras SA (Preferred)
    ADR                                                     162,956                       2,894
  Petrobras SA ADR                                          110,163                       2,177
  Petrobras SA                                                9,153                         164
-----------------------------------------------------------------------------------------------
                                                                                          5,235
-----------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Aracruz Celulose SA ADR                                    16,700                         352
  Votorantim Celulose e Papel
    SA ADR                                                   20,600              $          398
-----------------------------------------------------------------------------------------------
                                                                                            750
-----------------------------------------------------------------------------------------------
                                                                                         14,879
===============================================================================================
CHINA/HONG KONG (3.7%)
AUTOMOBILES
  Denway Motors Ltd.                                      1,376,000                         622
-----------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  TPV Technology Ltd.                                     2,154,000                         746
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  Huaneng Power
    International, Inc., 'H'                              1,112,000                       1,269
-----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Byd Co., Ltd.                                             308,000                         693
-----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES
  China Oilfield Services, Ltd.                           1,805,000                         405
-----------------------------------------------------------------------------------------------
MARINE
  China Shipping
    Development Co., Ltd.                                 1,837,000                         654
-----------------------------------------------------------------------------------------------
OIL & GAS
  CNOOC Ltd.                                              2,255,000                       3,326
-----------------------------------------------------------------------------------------------
                                                                                          7,715
===============================================================================================
CZECH REPUBLIC (0.4%)
BANKS
  Komercni Banka AS                                           1,200                          87
  Komercni Banka AS GDR                                       3,300                          79
-----------------------------------------------------------------------------------------------
                                                                                            166
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Cesky Telecom AS                                           60,540                         623
-----------------------------------------------------------------------------------------------
                                                                                            789
===============================================================================================
EGYPT (0.9%)
BANKS
  Commercial International
    Bank                                                     33,808                         208
-----------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Orascom Construction
    Industries                                               39,241                         317
  Orascom Construction
    Industries GDR                                           60,448(a)                      958
-----------------------------------------------------------------------------------------------
                                                                                          1,275
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Egyptian Mobile Phone
    Network                                                  57,125                         511
-----------------------------------------------------------------------------------------------
                                                                                          1,994
===============================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                                          VALUE
                                                             SHARES                       (000)
-----------------------------------------------------------------------------------------------
HUNGARY (0.5%)
BANKS
  OTP Bank Rt.                                               40,686(a)           $          394
  OTP Bank Rt. GDR                                            2,300(a)                       45
-----------------------------------------------------------------------------------------------
                                                                                            439
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Matav Rt.                                                  45,545                         156
  Matav Rt. ADR                                              23,199                         399
-----------------------------------------------------------------------------------------------
                                                                                            555
-----------------------------------------------------------------------------------------------
                                                                                            994
===============================================================================================
INDIA (4.6%)
AUTOMOBILES
  Hero Honda Motors Ltd.                                     87,700                         478
  Tata Engineering &
    Locomotive Co., Ltd.                                    143,000                         609
-----------------------------------------------------------------------------------------------
                                                                                          1,087
-----------------------------------------------------------------------------------------------
BANKS
  State Bank of India Ltd.                                  164,550(b)                    1,426
-----------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Gujarat Ambuja Cements
    Ltd.                                                    104,500                         462
-----------------------------------------------------------------------------------------------
CONSUMER FINANCE
  Housing Development
    Finance Corp., Ltd.                                          90                           1
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Mahanagar Telephone
    Nigam Ltd.                                              157,430                         385
-----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Bharat Heavy Electricals
    Ltd.                                                    138,700                         804
-----------------------------------------------------------------------------------------------
FOOD & STAPLES
  Colgate-Palmolive (India)
    Ltd.                                                     92,940                         276
  Hindustan Lever Ltd.                                      120,500(b)                      463
-----------------------------------------------------------------------------------------------
                                                                                            739
-----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  IndiaInfo.com PCL                                         116,052(b)                       --@
-----------------------------------------------------------------------------------------------
IT SERVICES
  Infosys Technologies Ltd.                                   7,850                         552
-----------------------------------------------------------------------------------------------
METALS & MINING
  Hindalco Industries Ltd.                                   19,600                         315
  Steel Authority of India Ltd.                           1,025,066(a)                      381
  Tata Iron & Steel Co., Ltd.                                83,000                         303
-----------------------------------------------------------------------------------------------
                                                                                            999
-----------------------------------------------------------------------------------------------
OIL & GAS
  Oil & Natural Gas Corp.,
    Ltd.                                                     77,000                         801
  Reliance Industries Ltd.                                   67,433              $          472
-----------------------------------------------------------------------------------------------
                                                                                          1,273
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS
  Glaxosmithkline
    Pharmaceuticals Ltd.                                     27,000                         207
  Ranbaxy Laboratories Ltd.                                  40,400                         683
-----------------------------------------------------------------------------------------------
                                                                                            890
-----------------------------------------------------------------------------------------------
ROAD & RAIL
  Container Corp. of India
    Ltd.                                                     59,600                         442
-----------------------------------------------------------------------------------------------
TOBACCO
  ITC Ltd.                                                   37,000                         611
-----------------------------------------------------------------------------------------------
                                                                                          9,671
===============================================================================================
INDONESIA (3.6%)
AUTOMOBILES
  Astra International Tbk PT                              6,457,038(a)                    2,798
-----------------------------------------------------------------------------------------------
BANKS
  Bank Central Asia Tbk PT                                2,250,500                         784
  Bank Mandiri Persero Tbk
    PT                                                    2,110,500(a)                      173
  Bank Pan Indonesia Tbk PT                               2,082,000(a)                       78
-----------------------------------------------------------------------------------------------
                                                                                          1,035
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikasi Indonesia
    Tbk PT                                                3,769,000                       2,113
-----------------------------------------------------------------------------------------------
MULTILINE RETAIL
  Ramayana Lestari Sentosa
    Tbk PT                                                2,307,000                         902
-----------------------------------------------------------------------------------------------
TOBACCO
  HM Sampoerna Tbk PT                                     1,272,000                         640
-----------------------------------------------------------------------------------------------
                                                                                          7,488
===============================================================================================
ISRAEL (2.0%)
AEROSPACE & DEFENSE
  Elbit Systems Ltd.                                              1                          --@
-----------------------------------------------------------------------------------------------
BANKS
  Bank Hapoalim Ltd.                                        379,900(a)                      806
  Bank Leumi Le-Israel                                      262,500(a)                      421
-----------------------------------------------------------------------------------------------
                                                                                          1,227
-----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  ECI Telecom Ltd.                                          129,462(a)                      381
-----------------------------------------------------------------------------------------------
SOFTWARE
  Check Point Software
    Technologies Ltd.                                       130,744(a)                    2,556
-----------------------------------------------------------------------------------------------
                                                                                          4,164
===============================================================================================
JORDAN (0.1%)
BANKS
  Arab Bank plc                                                 480                         146
===============================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                                          VALUE
                                                             SHARES                       (000)
-----------------------------------------------------------------------------------------------
MALAYSIA (3.0%)
AUTOMOBILES
  Perusahaan Otomobil
    Nasional Bhd                                            186,000              $          396
-----------------------------------------------------------------------------------------------
BANKS
  Commerce Asset Holdings
    Bhd                                                     532,000                         485
  Malayan Banking Bhd                                       783,900                       1,774
-----------------------------------------------------------------------------------------------
                                                                                          2,259
-----------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Gamuda Bhd                                                820,000                       1,327
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  YTL Corp.                                                 419,000                         441
-----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE
  Magnum Corp. Bhd                                        1,233,000                         866
  Resorts World Bhd                                         222,000                         573
-----------------------------------------------------------------------------------------------
                                                                                          1,439
-----------------------------------------------------------------------------------------------
REAL ESTATE
  SP Setia Bhd                                              733,500                         552
-----------------------------------------------------------------------------------------------
                                                                                          6,414
===============================================================================================
MEXICO (7.1%)
BANKS
  Grupo Financiero BBVA
    Bancomer, 'B'                                         1,947,481(a)                    1,644
-----------------------------------------------------------------------------------------------
BEVERAGES
  Coca-Cola Femsa SA ADR                                     12,400(a)                      266
  Femsa UBD                                                 275,475                       1,133
-----------------------------------------------------------------------------------------------
                                                                                          1,399
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telmex 'L' ADR                                            128,435                       4,036
-----------------------------------------------------------------------------------------------
FOOD & STAPLES
  Wal-Mart de Mexico SA ADR                                  28,162                         832
  Wal-Mart de Mexico SA, 'C'                                304,748                         819
  Wal-Mart de Mexico SA, 'V'                                439,019                       1,294
-----------------------------------------------------------------------------------------------
                                                                                          2,945
-----------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Grupo Aeroportuario
    del Sureste SA ADR                                       40,070                         586
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  America Movil SA de CV
    ADR                                                     226,777                       4,252
-----------------------------------------------------------------------------------------------
                                                                                         14,862
===============================================================================================
POLAND (1.6%)
BANKS
  Bank Pekao SA                                              67,666(a)                    1,753
  Bank Pekao SA GDR                                           7,705(a)                      194
-----------------------------------------------------------------------------------------------
                                                                                          1,947
-----------------------------------------------------------------------------------------------
MULTILINE RETAIL
  Eastbridge NV                                              33,600(b)           $        1,344
-----------------------------------------------------------------------------------------------
                                                                                          3,291
===============================================================================================
RUSSIA (8.7%)
ELECTRIC UTILITIES
  United Energy System GDR                                   64,100                       1,631
-----------------------------------------------------------------------------------------------
METALS & MINING
  MMC Norilsk Nickel ADR                                     32,800(a)                    1,122
-----------------------------------------------------------------------------------------------
OIL & GAS
  Gazprom (Registered) ADR                                  175,800                       3,305
  Lukoil Holdings ADR                                        45,619                       3,604
  Surgutneftegaz ADR                                         91,975                       1,922
  Surgutneftegaz
    (Preferred) ADR                                          10,739                         273
  Yukos ADR                                                  47,071                       2,636
-----------------------------------------------------------------------------------------------
                                                                                         11,740
-----------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Alliance Cellulose Ltd., 'B'                              156,075(b)                       --@
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  AO VimpelCom ADR                                           16,900(a)                      785
  Mobile Telesystems ADR                                     33,800                       1,994
  Mobile Telesystems GDS                                     17,400                       1,016
-----------------------------------------------------------------------------------------------
                                                                                          3,795
-----------------------------------------------------------------------------------------------
                                                                                         18,288
===============================================================================================
SOUTH AFRICA (16.0%)
BANKS
  ABSA Group Ltd.                                            88,200                         415
  FirstRand Ltd.                                          2,013,520                       2,058
  Nedcor Ltd.                                                69,900                         837
  Standard Bank Group Ltd.                                  669,880                       2,939
-----------------------------------------------------------------------------------------------
                                                                                          6,249
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telkom SA Ltd.                                             99,000(a)                      513
  Telkom SA Ltd. ADR                                         12,000(a)                      250
-----------------------------------------------------------------------------------------------
                                                                                            763
-----------------------------------------------------------------------------------------------
FOOD & STAPLES
  Metro Cash & Carry Ltd.                                 1,175,642(a)                      363
-----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Bidvest Group Ltd.                                        125,615                         723
-----------------------------------------------------------------------------------------------
INSURANCE
  Liberty Group Ltd.                                         38,720                         262
  Old Mutual plc                                            183,000                         270
  Old Mutual plc (London
    Shares)                                               1,047,717                       1,518
  Sanlam Ltd.                                               883,910                         828
-----------------------------------------------------------------------------------------------
                                                                                          2,878
-----------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                                          VALUE
                                                             SHARES                       (000)
-----------------------------------------------------------------------------------------------
SOUTH AFRICA (CONT'D)
MEDIA
  Naspers Ltd.                                              120,500              $          419
-----------------------------------------------------------------------------------------------
METALS & MINING
  Anglo American plc                                        368,348                       5,711
  Anglo American plc
    (London Shares)                                         283,325                       4,338
  AngloGold Ltd.                                             25,000                         793
  AngloGold Ltd. ADR                                         26,692                         852
  Gold Fields Ltd.                                          192,900                       2,311
  Gold Fields Ltd. ADR                                       16,600                         202
  Harmony Gold Mining Co.,
    Ltd.                                                     58,200                         767
  Harmony Gold Mining
    Co., Ltd. ADR                                            28,800                         388
  Impala Platinum Holdings
    Ltd.                                                     22,515                       1,343
-----------------------------------------------------------------------------------------------
                                                                                         16,705
-----------------------------------------------------------------------------------------------
OIL & GAS
  Sasol Ltd.                                                259,370                       2,899
-----------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Sappi Ltd.                                                 66,670                         805
  Sappi Ltd. ADR                                              9,070                         112
-----------------------------------------------------------------------------------------------
                                                                                            917
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  MTN Group Ltd.                                            763,340(a)                    1,663
-----------------------------------------------------------------------------------------------
                                                                                         33,579
===============================================================================================
SOUTH KOREA (17.7%)
AUTO COMPONENTS
  Hyundai Mobis                                              71,130                       1,824
-----------------------------------------------------------------------------------------------
AUTOMOBILES
  Hyundai Motor Co., Ltd.
    (Preferred)                                              47,900                         619
-----------------------------------------------------------------------------------------------
BANKS
  Shinhan Financial Group
    Co., Ltd.                                                81,880                         853
-----------------------------------------------------------------------------------------------
CAPITAL MARKETS
  Daishin Securities Co., Ltd.                               93,990                       1,628
  Good Morning Shinhan
    Securities Co., Ltd.                                     91,010(a)                      404
  Samsung Securities Co.,
    Ltd.                                                     47,180                       1,143
-----------------------------------------------------------------------------------------------
                                                                                          3,175
-----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Samsung SDI Co., Ltd.                                      30,750                       2,329
-----------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING
  LG Household & Health
    Care Ltd.                                                34,870                         900
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS
  Tongyang Confectionery
    Corp.                                                    14,000              $          865
-----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  LG Electronics, Inc.                                       51,787                       2,158
-----------------------------------------------------------------------------------------------
MACHINERY
  Daewoo Shipbuilding &
    Marine Engineering Co.,
    Ltd.                                                     32,830(a)                      277
  Daewoo Shipbuilding &
    Marine Engineering Co.,
    Ltd. GDR                                                 50,900(a)                      822
  Samsung Heavy Industries
    Co., Ltd.                                               169,810                         681
-----------------------------------------------------------------------------------------------
                                                                                          1,780
-----------------------------------------------------------------------------------------------
MEDIA
  CJ Home Shopping                                           23,524                       1,221
-----------------------------------------------------------------------------------------------
METALS & MINING
  POSCO                                                       8,780                         911
-----------------------------------------------------------------------------------------------
MULTILINE RETAIL
  Hyundai Department Store
    Co., Ltd.                                                50,970                       1,134
  Shinsegae Co., Ltd.                                         2,180                         340
-----------------------------------------------------------------------------------------------
                                                                                          1,474
-----------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Samsung Electronics Co.,
    Ltd.                                                     43,162                      12,822
  Samsung Electronics Co.,
    Ltd. (Preferred)                                         13,260                       1,892
-----------------------------------------------------------------------------------------------
                                                                                         14,714
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Pantech Co., Ltd.                                          30,320                         286
  SK Telecom Co., Ltd.                                       24,330                       4,153
-----------------------------------------------------------------------------------------------
                                                                                          4,439
-----------------------------------------------------------------------------------------------
                                                                                         37,262
===============================================================================================
TAIWAN (12.4%)
AIRLINES
  Eva Airways Corp.                                       2,462,628(a)                      883
-----------------------------------------------------------------------------------------------
BANKS
  Chinatrust Financial Holding
    Co., Ltd.                                             1,999,748                       1,615
  Taishin Financial Holdings
    Co., Ltd.                                             1,788,000(a)                      931
-----------------------------------------------------------------------------------------------
                                                                                          2,546
-----------------------------------------------------------------------------------------------
CHEMICALS
  Nan Ya Plastics Corp.                                     795,000                         863
-----------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Ambit Microsystems Corp.                                  180,000                         557
  Compal Electronics, Inc.                                  321,000                         431

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                                          VALUE
                                                             SHARES                       (000)
-----------------------------------------------------------------------------------------------
TAIWAN (CONT'D)
COMPUTERS & PERIPHERALS (CONT'D)
  Quanta Computer,
    Inc.                                                    628,200              $        1,300
  Quanta Storage, Inc.                                        7,000                          50
-----------------------------------------------------------------------------------------------
                                                                                          2,338
-----------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  CTCI Corp.                                                657,000                         426
-----------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING
  Cheng Loong Co.                                           775,000                         204
-----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  Capital Securities Corp.                                1,554,000(a)                      483
  Fubon Financial Holding
    Co., Ltd.                                             1,193,000(a)                      956
  Polaris Securities Co.                                  2,420,000(a)                    1,162
  Yuanta Securities Corp.                                 1,179,000                         618
-----------------------------------------------------------------------------------------------
                                                                                          3,219
-----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Phoenixtec Power Co., Ltd.                                746,000                         628
-----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hon Hai Precision Industry
    Co., Ltd.                                               617,300                       2,242
-----------------------------------------------------------------------------------------------
INSURANCE
  Cathay Financial Holding
    Co., Ltd.                                             1,087,000                       1,330
-----------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Asia Optical Co., Inc.                                    119,000                         620
  Largan Precision Co., Ltd.                                105,300                         634
  Premier Image
    Technology Corp.                                        669,000                       1,035
-----------------------------------------------------------------------------------------------
                                                                                          2,289
-----------------------------------------------------------------------------------------------
MARINE
  Evergreen Marine Corp.                                  1,128,000                         803
  Yang Ming Marine Transport                                784,000(a)                      522
-----------------------------------------------------------------------------------------------
                                                                                          1,325
-----------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  ASE Test Ltd.                                              95,600(a)                      526
  Siliconware Precision
    Industries Co.                                        1,444,692(a)                      920
  Taiwan Semiconductor
    Manufacturing Co., Ltd.                               3,742,334(a)                    6,172
  Zyxel Communications
    Corp.                                                   156,000(a)                      293
-----------------------------------------------------------------------------------------------
                                                                                          7,911
-----------------------------------------------------------------------------------------------
                                                                                         26,204
===============================================================================================
THAILAND (3.6%)
BANKS
  Bangkok Bank PCL                                        1,158,400(a)                    1,858
  Bangkok Bank PCL (NVDR)                                   152,700(a),(b)                  203
  Kasikornbank PCL (Foreign)                              1,146,800(a)           $        1,069
  Kasikornbank PCL                                          746,600(a)                      603
  Siam Commercial Bank PCL
    (Foreign)                                               712,700(a)                      609
-----------------------------------------------------------------------------------------------
                                                                                          4,342
-----------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Italian Thai Development
    PCL                                                     374,200(a)                      298
-----------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Siam Cement PCL NVDR                                      492,000(a)                    1,753
-----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Land & House PCL                                        3,977,800                         898
-----------------------------------------------------------------------------------------------
MEDIA
  BEC World PCL (Foreign)                                    35,300(b)                      201
-----------------------------------------------------------------------------------------------
                                                                                          7,492
===============================================================================================
TURKEY (1.6%)
AUTOMOBILES
  Tofas Turk Otomobil
    Fabrikasi AS                                        165,021,859(a)                      192
-----------------------------------------------------------------------------------------------
BANKS
  Akbank TAS                                             78,839,493                         233
  Turkiye Is Bankasi AS, 'C'                             96,780,000(a)                      307
-----------------------------------------------------------------------------------------------
                                                                                            540
-----------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Akcansa Cimento AS                                    130,683,500                         336
-----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Arcelik AS                                            166,474,000                         580
-----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Enka Insaat ve Sanayi AS                               17,173,094                         589
-----------------------------------------------------------------------------------------------
OIL & GAS
  Tupras-Turkiye Petrol
    Rafinerileri AS                                     104,886,000(a)                      691
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Turkcell Iletisim Hizmetleri
    AS                                                   72,363,000(a)                      484
-----------------------------------------------------------------------------------------------
                                                                                          3,412
===============================================================================================
VENEZUELA (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  CANTV, 'D' ADR                                             45,243                         565
===============================================================================================
TOTAL COMMON STOCKS
  (Cost $181,272)                                                                       199,632
===============================================================================================
INVESTMENT COMPANIES (0.5%)
===============================================================================================
INDIA (0.5%)
  Morgan Stanley Growth
    Fund (Cost $891)                                      4,694,400(a),(c)                1,003
-----------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                               FACE
                                                             AMOUNT                       VALUE
                                                              (000)                       (000)
-----------------------------------------------------------------------------------------------
DEBT INSTRUMENTS (0.0%)
===============================================================================================
INDIA (0.0%)
CONSTRUCTION MATERIALS
  DCM Shriram Industries
    Ltd. 0.00%                                       INR        335(a),(b),(d)   $           --@
  DCM Shriram Investments
    Ltd. 0.00%                                                  330(a),(b),(d)               --@
FOOD & STAPLES RETAILING
  Hindustan, 9.00%,
    1/12/05                                                     121                          16
METALS & MINING
  Shri Ishar Alloy Steel
    15.00%, 4/21/01                                             581(a),(b),(d)               --@
===============================================================================================
TOTAL FIXED INCOME SECURITIES
  (Cost $1,495)                                                                              16
===============================================================================================
SHORT-TERM INVESTMENT (4.1%)
===============================================================================================
UNITED STATES (4.1%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities, Inc.,
  1.05%, dated 6/30/03, due
  7/1/03 (Cost $8,499)                               $        8,499(e)           $        8,499
===============================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.4%)
===============================================================================================
  Brazilian Real                                     BRL         78                          27
  British Pound                                      GBP          1                           1
  Euro                                               EUR         43                          49
  Hong Kong Dollar                                   HKD          1                           1
  Hungarian Forint                                   HUF        275                           1
  Indian Rupee                                       INR      8,692                         187
  Indonesian Rupiah                                  IDR     36,370                           5
  Moroccan Dirham                                    MAD         68                          --@
  South African Rand                                 ZAR         68                           9
  South Korean Won                                   KRW        444                          --@
  Taiwan Dollar                                      TWD     21,100                         611
-----------------------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
  (Cost $883)                                                                               891
===============================================================================================

                                                             AMOUNT                       VALUE
                                                              (000)                       (000)
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (Cost $193,040)                                                                $      210,041
===============================================================================================
OTHER ASSETS (1.5%)
  Receivable for Investments
    Sold                                             $        2,313
  Dividends Receivable                                          442
  Interest Receivable                                           312
  Tax Reclaim Receivable                                         87
  Net Unrealized Gain on
    Foreign Currency
    Exchange Contracts                                           11
  Other                                                          31                       3,196
===============================================================================================
LIABILITIES (-1.6%)
  Payable For:
    Investments Purchased                                    (2,499)
    Investment Advisory Fees                                   (213)
    Custodian Fees                                             (123)
    Country Tax Expense                                         (70)
    Professional Fees                                           (43)
    Directors' Fees and
      Expenses                                                  (39)
    Stockholder Reporting
      Expenses                                                  (23)
    Administrative Fees                                         (10)
    Bank Overdraft                                              (10)
  Other Liabilities                                            (351)                     (3,381)
===============================================================================================
NET ASSETS (100%)
  Applicable to 18,062,329, issued and
    outstanding $0.01 par value shares
    (100,000,000 shares authorized)                                              $      209,856
===============================================================================================
NET ASSET VALUE PER SHARE                                                        $        11.62
===============================================================================================
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:

  Common Stock                                                                   $          181
  Paid-in Capital                                                                       285,874
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                                       541
  Accumulated Net Realized Gain (Loss)                                                  (95,174)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                                        18,434
===============================================================================================
TOTAL NET ASSETS                                                                 $      209,856
===============================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

(a) -- Non-income producing.
(b) -- Investments valued at fair value- see Note A-1 to financial statements. At June 30, 2003, the Fund held $3,637,000 of fair-valued securities, representing 1.7% of net assets.
(c) -- The Morgan Stanley India Growth Fund is advised by an affiliate of the Adviser. During the six months ended June 30, 2003, there were no purchases or sales of this security. The Fund did not derive income from this security during the six months ended June 30, 2003.
(d) -- Security is in default.
(e) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@ -- Value less than $500.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
GDS -- Global Depositary Shares
NVDR -- Non Voting Depositary Receipt
PCL -- Public Company Limited
UBD -- Unit
MYR -- Malaysian Ringgit
PLN -- Polish Zloty
TRL -- Turkish Lira

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contract(s) open at period end:

    CURRENCY                                 IN                    NET
       TO                                 EXCHANGE              UNREALIZED
    DELIVER         VALUE   SETTLEMENT      FOR       VALUE     GAIN (LOSS)
     (000)          (000)      DATE        (000)      (000)       (000)
---------------------------------------------------------------------------
MYR          16   $     4     7/2/03     US$      4   $     4   $       --@
PLN         398       102     7/2/03     US$    102       102           --@
PLN         149        38     7/3/03     US$     38        38           --@
TRL 104,846,443        74     7/1/03     US$     74        74           --@
TRL 157,776,718       111     7/3/03     US$    111       111           --@
ZAR         442        59     7/1/03     US$     56        56            3
ZAR       6,022       805     7/3/03     US$    798       798            7
ZAR       1,321       176     7/7/03     US$    175       175            1
--------------------------------------------------------------------------
                  $ 1,471                             $ 1,460   $       11
==========================================================================

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                        PERCENT
                                                              VALUE      OF NET
INDUSTRY                                                      (000)      ASSETS
-------------------------------------------------------------------------------
Automobiles                                              $    5,714         2.7%
Banks                                                        27,084        12.9
Beverages                                                     3,930         1.9
Capital Markets                                               3,175         1.5
Computers & Peripherals                                       3,084         1.5
Construction & Engineering                                    3,326         1.6
Construction Materials                                        2,551         1.2
Diversified Financial Services                                3,219         1.5
Diversified Telecommunication Services                       10,011         4.8
Electric Utilities                                            3,676         1.8
Electronic Equipment & Instruments                            5,264         2.5
Food & Staples                                                4,047         1.9
Household Durables                                            3,636         1.7
Insurance                                                     4,208         2.0
Leisure Equipment & Products                                  2,289         1.1
Metals & Mining                                              22,737        10.8
Multiline Retail                                              3,720         1.8
Oil & Gas                                                    25,164        12.0
Semiconductors Equipment & Products                          22,625        10.8
Software                                                      2,556         1.2
Wireless Telecommunication Services                          15,144         7.2
Other                                                        32,881        15.7
-------------------------------------------------------------------------------
                                                         $  210,041       100.1%
===============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      Financial Statements

STATEMENT OF OPERATIONS

                                                                                                              SIX MONTHS ENDED
                                                                                                                 JUNE 30, 2003
                                                                                                                   (UNAUDITED)
                                                                                                                         (000)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of $265 of foreign taxes withheld)                                                         $           2,987
  Interest                                                                                                                165
=============================================================================================================================
    TOTAL INCOME                                                                                                        3,152
=============================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                              1,154
  Custodian Fees                                                                                                          191
  Professional Fees                                                                                                        79
  Country Tax Expense                                                                                                      71
  Administrative Fees                                                                                                      43
  Stockholder Reporting Expenses                                                                                           18
  Other Expenses                                                                                                           28
=============================================================================================================================
    TOTAL EXPENSES                                                                                                      1,584
=============================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                                      1,568
=============================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                          (6,001)
  Foreign Currency Transactions                                                                                           (78)
=============================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                           (6,079)
=============================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                          31,751
  Foreign Currency Translations                                                                                            16
=============================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                                   31,767
=============================================================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                    25,688
=============================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                           $          27,256
=============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS ENDED
                                                                                            JUNE 30, 2003           YEAR ENDED
                                                                                              (UNAUDITED)    DECEMBER 31, 2002
                                                                                                    (000)                (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                          $          1,568    $             467
  Net Realized Gain (Loss)                                                                        (6,079)             (10,965)
  Change in Unrealized Appreciation (Depreciation)                                                31,767                 (766)
=============================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               27,256              (11,264)
=============================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                               --                 (137)
=============================================================================================================================
Capital Share Transactions:
  Repurchase of Shares (437,465 and 339,816 shares, respectively)                                 (3,968)              (3,148)
=============================================================================================================================
  TOTAL INCREASE (DECREASE)                                                                       23,288              (14,549)
=============================================================================================================================
Net Assets:
  Beginning of Period                                                                            186,568              201,117
=============================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
    INCOME OF $541 AND $(1,027), RESPECTIVELY)                                          $        209,856    $         186,568
=============================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                    SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2003   ---------------------------------------------------------
                                                         (UNAUDITED)        2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $          10.08    $   10.68   $   11.03   $   21.26   $   10.33   $   15.52
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                   0.09+        0.03+       0.03       (0.15)      (0.03)       0.04
Net Realized and Unrealized Gain (Loss) on
  Investments                                                  1.41        (0.65)      (0.43)      (8.04)      10.87       (3.05)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           1.50        (0.62)      (0.40)      (8.19)      10.84       (3.01)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                          --        (0.01)         --          --          --       (0.11)
  Net Realized Gain                                              --           --          --       (2.31)         --       (2.18)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          --        (0.01)         --       (2.31)         --       (2.29)
--------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase Program               0.04         0.03        0.05        0.27        0.09        0.11
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $          11.62    $   10.08   $   10.68   $   11.03   $   21.26   $   10.33
================================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD              $           9.75    $    8.34   $    8.63   $    8.75   $   16.31   $    8.13
================================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                                16.91%**     (3.28)%     (1.37)%    (34.60)%    100.77%     (24.88)%
  Net Asset Value (1)                                         15.22%**     (5.49)%     (3.17)%    (36.74)%    105.81%     (19.61)%
================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)              $        209,856    $ 186,568   $ 201,117   $ 213,205   $ 435,795   $ 221,609
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                        1.72%*       1.75%       1.85%       1.64%       1.76%       1.96%
Ratio of Net Investment Income to Average Net
  Assets                                                       1.69%*       0.23%       0.21%      (0.73)%     (0.20)%      0.36%
Portfolio Turnover Rate                                          38%**        75%         83%         81%        121%        101%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+   Per share amounts are based on average shares outstanding.
*   Annualized
**  Non-Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS

     The Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") was incorporated on August 27, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A substantial portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date, (except for certain dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 were as follows:

      2002 DISTRIBUTIONS              2001 DISTRIBUTIONS
           PAID FROM:                      PAID FROM:
             (000)                           (000)
-------------------------------  -------------------------
                     LONG-TERM                   LONG-TERM
          ORDINARY     CAPITAL        ORDINARY     CAPITAL
            INCOME        GAIN          INCOME        GAIN
----------------------------------------------------------
           $   137       $  --           $  --       $  --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed (distributions in excess of) net investment income for the purpose of calculating net investment income
(loss) per share in the financial highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

         UNDISTRIBUTED                   UNDISTRIBUTED
        ORDINARY INCOME             LONG-TERM CAPITAL GAIN
             (000)                           (000)
----------------------------------------------------------
             $  5                            $ --
----------------------------------------------------------

At June 30, 2003, the U.S. Federal income tax cost basis of investments (excluding foreign currency) was $192,157,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $16,993,000 of which $32,473,000 related to appreciated securities and $15,480,000 related to depreciated securities.

At December 31, 2002, the Fund had a capital loss carry-forward for U.S. Federal income tax purposes of approximately $83,769,000 available to offset future capital gains of which $65,987,000 will expire on December 31, 2009 and $17,782,000 will expire on December 31, 2010. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2002, the Fund deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October currency losses of $31,000 and post-October capital losses of $1,966,000.

F. OTHER: During the six months ended June 30, 2003, the Fund made purchases and sales totaling approximately $69,895,000 and $78,929,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At June 30, 2003, the deferred fees payable, under the Plan, totaled $38,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets. The deferred portion of Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were decreased by $4,000 due to these fluctuations.

For the six months ended June 30, 2003, the Fund incurred $4,000 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the six months ended June 30, 2003, the Fund repurchased 437,465 of its shares at an average discount of 14.80% from net asset value per share. Since the inception of the program, the Fund has repurchased 4,762,021 of its shares at an average discount of 19.84% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

PROPOSAL:

     1. To elect the following Directors, effective July 31, 2003:

                                  VOTES IN       VOTES
                                  FAVOR OF      AGAINST
                                ------------------------
1) Michael Bozic                15,925,167     1,035,439
2) Charles A. Fiumefreddo       15,929,511     1,031,094
3) Edwin J. Garn                15,929,551     1,031,054
4) Wayne E. Hedien              15,929,511     1,031,094
5) James F. Higgins             15,929,551     1,031,054
6) Dr. Manuel H. Johnson        15,929,551     1,031,054
7) Philip J. Purcell            15,929,511     1,031,094

     2. That stockholders recommend that the Board of Directors act to adopt interval-fund status for the Fund, under which the Fund will make repurchase offers at three-month intervals for not less than 10% of the Fund's shares outstanding at not less than 98% of net asset value (NAV), and to effect the first such repurchase offer not later than September 20, 2003:

     VOTES IN               VOTES            VOTES
     FAVOR OF              AGAINST         ABSTAINED
     5,791,503            6,168,085         204,404

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

    Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

    Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

    The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

    In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

    Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8.  [RESERVED.]
ITEM 9.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Emerging Markets Fund, Inc.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

By:      James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2003